Income Taxes - Disclosure of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Percent
Company's statutory tax rate	26.50%	26.50%
Non-deductible share-based compensation expense	(3.10%)	(3.60%)
Other non-deductible and tax exempt items	(8.80%)	1.30%
Change in unrecognized deferred tax assets	0.70%	(7.20%)
Other	1.90%	(0.70%)
Total average effective tax rate	17.20%	16.30%
Amount
Loss before income taxes	$ (36,354)	$ (18,575)
Company's statutory tax rate	(9,634)	(4,922)
Non-deductible share-based compensation expense	1,112	663
Other non-deductible and tax exempt items	3,198	(238)
Change in unrecognized deferred tax assets	(247)	1,340
Other	(686)	130
Total tax expense (income)	$ (6,257)	$ (3,027)